INCOME TAXES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets

	June 30,	December 31,
	2013	2012
	(Unaudited)
Federal net operating loss carry forwards	$4,942,000	$4,739,000
State and city net operating loss carry forwards, net of federal tax benefit	1,412,000	1,354,000
	6,354,000	6,093,000
Less: Valuation allowance	(6,354,000	(6,093,000
Total	$-	$-

	December 31, 2012	December 31, 2011
Federal net operating loss carry forwards	$4,739,000	$4,455,000
State and city net operating loss carry forwards, net of federal tax benefit	1,354,000	1,272,000
	6,093,000	5,727,000
Less: Valuation allowance	(6,093,000)	(5,727,000)
Total	$-	$-